Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | C000095455
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%	4.56%	2.49%	3.93%
Without Sales Load [Member] | C000095454
Average Annual Return [Line Items]
Average Annual Return, Percent	0.75%	4.30%	2.24%	3.68%
Without Sales Load [Member] | C000119956
Average Annual Return [Line Items]
Average Annual Return, Percent	0.17%	5.43%	4.20%	4.91%
Without Sales Load [Member] | C000119955
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.07%)	5.04%	3.95%	4.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.05%	4.35%	0.31%	1.70%
ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return, Percent	(0.03%)	7.57%	3.66%	5.51%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	0.71%	4.79%	5.85%	5.59%
ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return, Percent	(0.03%)	7.57%	3.66%	5.51%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	0.71%	4.79%	5.85%	5.59%